SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	(together, the “SA Funds”)

Supplement dated December 15, 2017 to the
Prospectus dated October 29, 2017

This Supplement amends information in the Investor Class Shares Prospectus of the SA Funds –Investment Trust (“Trust”), dated October 29, 2017. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Effective January 1, 2018, the Board of Trustees of the Trust approved a lowering of the management fee and an amendment to the fee waiver and/or expense reimbursement for certain Funds of the Trust. As a result of these changes, the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 6-7, 11, 14, 17, 20, 23-24, 28 and 31-32 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

SA U.S. Fixed Income Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.18%
Shareholder servicing fee	0.25%
Other expenses	0.20%
Total annual Investor Class operating expenses	0.63%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	0.63%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.65%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$64	$202	$351	$786

SA Global Fixed Income Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.28%
Shareholder servicing fee	0.25%
Other expenses	0.18%
Total annual Investor Class operating expenses	0.71%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	0.71%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.75%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$73	$227	$395	$883

SA U.S. Core Market Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.43%
Shareholder servicing fee	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.02%
Total annual Investor Class operating expenses	0.88%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	0.88%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.90%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$90	$281	$488	$1,084

SA U.S. Value Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.50%
Shareholder servicing fee	0.25%
Other expenses	0.20%
Total annual Investor Class operating expenses	0.95%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	0.95%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.00%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

SA U.S. Small Company Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.65%
Shareholder servicing fee	0.25%
Other expenses	0.22%
Total annual Investor Class operating expenses	1.12%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	1.12%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.15%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$114	$356	$617	$1,363

SA International Value Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.65%
Shareholder servicing fee	0.25%
Other expenses	0.18%
Total annual Investor Class operating expenses	1.08%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	1.08%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.15%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

SA International Small Company Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.25%
Shareholder servicing fee	0.25%
Other expenses	0.21%
Acquired fund fees and expenses	0.53%
Total annual Investor Class operating expenses	1.24%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	1.24%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.75%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$126	$393	$681	$1,500

SA Emerging Markets Value Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.92%
Shareholder servicing fee	0.25%
Other expenses	0.41%
Total annual Investor Class operating expenses	1.58%
Fee waiver and/or expense reimbursement[1]	(0.23)%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	1.35%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.35%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$137	$428	$739	$1,760

SA Real Estate Securities Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.45%
Shareholder servicing fee	0.25%
Other expenses	0.30%
Total annual Investor Class operating expenses	1.00%
Fee waiver and/or expense reimbursement[1]	(0.05)%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	0.95%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.95%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,197

*	*	*

As a result of the reduction in fees discussed earlier, the Management Fees and Expense Limitation sections of the prospectus, found on pages 70-71, have been amended and are replaced in their entirety with the following:

Management Fees

The following chart shows the aggregate annual investment management fees (including sub-advisory fees) that each Fund paid to the Adviser and the Sub-Adviser during the fiscal year ended June 30, 2017 and from July 1, 2017 through December 31, 2017, pursuant to the Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and the Adviser (the “Investment Advisory Agreement”) and the Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”). The Investment Advisory Agreement and the Sub-Advisory Agreement were each amended effective January 1, 2018 and new annual investment management fee rates (including sub-advisory fee rates) are in effect January 1, 2018. Please refer to the “Fund Summary” for each Fund for more information about the fees payable to the Adviser and fee waivers and reimbursements.

		July 1, 2017
	July 1, 2016	through
Investment Management Fee Paid	through	December 31,	Effective
(expressed as percentage of average daily net assets)	June 30, 2017	2017	January 1, 2018
SA U.S. Fixed Income Fund	0.20%	0.20%	0.18%
SA Global Fixed Income Fund	0.30%	0.30%	0.28%
SA U.S. Core Market Fund	0.50%	0.50%	0.43%
SA U.S. Value Fund	0.55%	0.55%	0.50%
SA U.S. Small Company Fund	0.80%	0.80%	0.65%
SA International Value Fund	0.70%	0.70%	0.65%
SA International Small Company Fund	0.50%	0.50%	0.25%
SA Emerging Markets Value Fund	1.00%	1.00%	0.92%
SA Real Estate Securities Fund	0.50%	0.50%	0.45%

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and the Sub-Advisory Agreement is available in the SA Funds’ annual report for the period ended June 30, 2017.

Expense Limitation

Pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “Fee Waiver Agreement”), which was last amended effective January 1, 2018, the Adviser has contractually agreed to waive the fees payable to it under the Investment Advisory Agreement, and/or to reimburse the operating expenses allocated to a Fund to the extent the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The Fee Waiver Agreement with respect to the Funds will remain in effect until October 28, 2021, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

		July 1, 2017
Fund Expense Limitation	July 1, 2016	through
(Shown is the resulting ratio of total annual fund	through	December 31,	Effective
operating expenses expressed as a percentage)	June 30, 2017	2017	January 1, 2018
SA U.S. Fixed Income Fund	0.65%	0.65%	0.65%
SA Global Fixed Income Fund	0.80%	0.80%	0.75%
SA U.S. Core Market Fund	1.00%	1.00%	0.90%
SA U.S. Value Fund	1.05%	1.05%	1.00%
SA U.S. Small Company Fund	1.20%	1.20%	1.15%
SA International Value Fund	1.20%	1.20%	1.15%
SA International Small Company Fund	1.10%	1.10%	0.75%
SA Emerging Markets Value Fund	1.40%	1.40%	1.35%
SA Real Estate Securities Fund	1.00%	1.00%	0.95%

Up to January 1, 2018, under the Investment Advisory Agreement, the Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) any recapture must be made within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the recapture, (3) recapture will be permitted if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the recapture, and (4) the Adviser may not request or receive any recapture for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year.

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195